Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2017 Customers Vendors	Dec. 31, 2016 Customers Vendors	Dec. 31, 2015 Customers Vendors
Revenue [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	10.00%
Revenue [Member] | Major Customers [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	89.00%	79.00%	91.00%
Number of customers	3	2	3
Cost of Revenues [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	10.00%
Cost of Revenues [Member] | Major Vendors [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	17.00%	72.00%	70.00%
Number of vendors | Vendors	1	3	3
Accounts Receivable [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	99.00%
Number of customers	1